Changes in TotalEnergies' perimeter	12 Months Ended
Dec. 31, 2021
Changes in TotalEnergies' perimeter
Changes in TotalEnergies' perimeter

Note 2 Changes in TotalEnergies’ perimeter

2.1 MAIN ACQUISITIONS AND DIVESTMENTS

In 2021, the main changes in TotalEnergies perimeter were as follows:

Integrated Gas, Renewables & Power

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In January 2021, TotalEnergies finalized the acquisition of a 20% minority interest in Adani Green Energy Limited (AGEL) from Adani Group. Adani Green Energy Limited (AGEL) is an affiliate of the Indian Group Adani, which is the first solar project developer of the world.

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In July 2021, TotalEnergies completed a transaction with GIP in relation to the downstream facilities of the Gladstone LNG Project owned by its subsidiary TotalEnergies GLNG Australia (TGA), for a consideration of more than $750 million (with effective date January 1, 2021). As part of this transaction, GIP will receive a throughput-based tolling fee calculated on TGA’s share of gas processed through the downstream facilities over a period of 15 years. TGA retains full control and ownership of its 27.5% interest in the Gladstone LNG Downstream Joint Venture. This transaction was treated as a sale of a non-controlling interest sale in the financial statements.

Exploration & Production

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In July 2021, TotalEnergies, through its affiliate Total Venezuela, transferred its stake of 30.32% in Petrocedeño S.A. to Corporation Venezonala de Petróleos (CVP), an affiliate of Petróleos de Venezuela (PDVSA). This transaction carried out for a symbolic amount in exchange of a broad indemnity in relation to the past and future participation of TotalEnergies’ in Petrocedeño, resulted in the recognition of a loss of $1.38 billion in the financial statements of TotalEnergies.

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In December 2021, Total Gabon, TotalEnergies' 58% owned affiliate, finalized the sale agreement with Perenco of its interests in seven mature non-operated offshore fields, along with its interests and operatorship in the Cap Lopez oil terminal.

Refining-Chemicals

-	In February 2021, TotalEnergies finalized the sale of Lindsey refinery and its associated logistic assets, as well as all the related rights and obligations, to the Prax Group.

2.2 MAJOR BUSINESS COMBINATIONS

Accounting principles

In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

In 2021, no significant business combination was recorded in TotalEnergies' financial statements.

2.3 DIVESTMENT PROJECTS

Accounting principles

Pursuant to IFRS 5 "Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

As of December 31, 2021, there is no material divestment project recorded in "assets held for sale".